TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income taxes:
Current taxes	$ (194)	$ (496)	$ (204)
Deferred taxes	(1,021)	(56)	205
Total	(1,215)	(552)	1
Domestic	(1,268)	(166)	205
Foreign	$ 53	$ (386)	$ (204)